Nature of Operations, Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations, Liquidity and Going Concern

NOTE 1: NATURE OF OPERATIONS, LIQUIDITY AND GOING CONCERN

Nature of Operations

ToughBuilt Industries, Inc. (the “Company”, “We”, “Its”, and “ToughBuilt”) was incorporated under the laws of the State of Nevada on April 9, 2012 under the name Phalanx, Inc. On December 29, 2015, Phalanx, Inc. changed its name to ToughBuilt Industries, Inc. The Company was formed to design and distribute to the home improvement community and building industry, innovative tools and accessories of superior quality derived in part from enlightened creativity for the end users and building high brand loyalty. The Company has exclusive licenses to develop, manufacture, market, and distribute various home improvement and construction product lines for both Do-it-Yourself (“DIY”) and professional markets under TOUGHBUILT® brand name, within the global tool market industry.

TOUGHBUILT® distributes an array of high quality and rugged tool belts, tool bags and other personal tool organizer products. The Company distributes a complete line of knee pads for various construction applications. The Company’s line of job-site tools and material support products consist of a full line of miter-saws and table saw stands, saw horses/job site tables and roller stands. All of the Company’s products are designed and engineered in the United States and manufactured by third party vendors in China.

Liquidity and Going Concern

The Company has experienced significant liquidity shortages as shown in the accompanying financial statements. As of June 30, 2018, the Company's total liabilities exceeded its total assets by $10,726,564. The Company has recorded a net loss of $4,128,941 for the six months ended June 30, 2018 and has an accumulated deficit of $15,589,930 as of June 30, 2018. Net cash used in operating activities for the six months ended June 30, 2018 was $1,329,850. The Company has had difficulty in obtaining working lines of credit from financial institutions and trade credit from vendors. Management has been able to raise capital from private placements and further expand the Company’s operations geographically to continue its revenue growth.

The Company is continuing to focus its efforts on increased marketing campaigns, and distribution programs to strengthen the demand for its products. Management anticipates that the Company’s capital resources will improve if its products gain wider market recognition and acceptance resulting in increased product sales. If the Company is not successful with its marketing efforts to increase sales and weak demand continues, the Company will experience a shortfall in cash and it will be necessary to further reduce its operating expenses in a manner or obtain funds through equity or debt financing in sufficient amounts to avoid the need to curtail its operations. Given the liquidity and credit constraints in the markets, the business may suffer, should the credit markets not improve in the near future. The direct impact of these conditions is not fully known. However, there can be no assurance that the Company would be able to secure additional funds if needed and that if such funds were available on commercially reasonable terms or in the necessary amounts, and whether the terms or conditions would be acceptable to the Company. In such case, the reduction in operating expenses might need to be substantial in order for the Company to generate positive cash flow to sustain the operations of the Company. The Company has obtained extended payment terms from its suppliers and offered discounts for prepayments from its customers. The Company has obtained extended maturity date from its convertible debenture holders through September 30, 2018 in consideration of issuance of additional 7,500 shares of Class B Preferred Stock (Note 6 and 12), as well as extended maturity date of promissory note owed to officer (Note 8) and completed August 2018 financing (Note 12). However, due to the uncertainty in the Company’s ability to raise capital, increase sales and generate significant positive cash flows from operations, management believes that there is substantial doubt in the Company’s ability to continue as a going concern within one year after the date the condensed financial statements were issued. In addition, the Company has engaged a placement agent for a proposed public offering (Note 9) and expects to raise funds in the next twelve months.

Unaudited Interim Condensed Financial Information

The accompanying condensed financial statements and related financial information should be read in conjunction with the audited financial statements and the related notes thereto for the years ended December 31, 2017 and 2016, included elsewhere here in this filing.

The accompanying interim condensed financial statements as of June 30, 2018 and for the six months ended June 30, 2018 and 2017, and the related interim information contained within the notes to the condensed financial statements, are unaudited. The unaudited interim condensed financial statements have been prepared in accordance with GAAP and on the same basis as the audited financial statements. In the opinion of management, the accompanying unaudited interim condensed financial statements contain all adjustments which are necessary to state fairly the Company’s financial position as of June 30, 2018, and the results of its operations and cash flows for the six months ended June 30, 2018 and 2017. Such adjustments are of a normal and recurring nature. The results for the six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the full fiscal year 2018, or for any future period.

NOTE 1: NATURE OF OPERATIONS, LIQUIDITY AND GOING CONCERN

Nature of Operations

ToughBuilt Industries, Inc. (the “Company”, “We”, “Its”, and “ToughBuilt”) was incorporated under the laws of the State of Nevada on April 9, 2012 under the name Phalanx, Inc. On December 29, 2015, Phalanx, Inc. changed its name to ToughBuilt Industries, Inc. The Company was formed to design and distribute to the home improvement community and building industry, innovative tools and accessories of superior quality derived in part from enlightened creativity for the end users and building high brand loyalty. The Company has exclusive licenses to develop, manufacture, market, and distribute various home improvement and construction product lines for both Do-it-Yourself (“DIY”) and professional markets under TOUGHBUILT® brand name, within the global tool market industry.

TOUGHBUILT® distributes an array of high quality and rugged tool belts, tool bags and other personal tool organizer products. The Company distributes a complete line of knee pads for various construction applications. The Company’s line of job-site tools and material support products consist of a full line of miter-saws and table saw stands, saw horses/job site tables and roller stands. All of the Company’s products are designed and engineered in the United States and manufactured by third party vendors in China.

Liquidity and Going Concern

The Company has experienced significant liquidity shortages as shown in the accompanying financial statements. As of December 31, 2017, the Company’s total liabilities exceeded its total assets by $8,259,411. The Company has recorded a net loss of $5,941,457 for the year ended December 31, 2017 and has an accumulated deficit of $11,460,989 as of December 31, 2017. Net cash used in operating activities for the year ended December 31, 2017 was $1,429,468. The Company has had difficulty in obtaining working lines of credit from financial institutions and trade credit from vendors. Management has been able to raise capital from private placements and further expand the Company’s operations geographically to continue its revenue growth.

The Company is continuing to focus its efforts on increased marketing campaigns, and distribution programs to strengthen the demand for its products. Management anticipates that the Company’s capital resources will improve if its products gain wider market recognition and acceptance resulting in increased product sales. If the Company is not successful with its marketing efforts to increase sales and weak demand continues, the Company will experience a shortfall in cash and it will be necessary to further reduce its operating expenses in a manner or obtain funds through equity or debt financing in sufficient amounts to avoid the need to curtail its operations. Given the liquidity and credit constraints in the markets, the business may suffer, should the credit markets not improve in the near future. The direct impact of these conditions is not fully known. However, there can be no assurance that the Company would be able to secure additional funds if needed and that if such funds were available on commercially reasonable terms or in the necessary amounts, and whether the terms or conditions would be acceptable to the Company. In such case, the reduction in operating expenses might need to be substantial in order for the Company to generate positive cash flow to sustain the operations of the Company. However, due to the uncertainty in the Company’s ability to raise capital, increase sales and generate significant positive cash flows from operations, management believes that there is substantial doubt in the Company’s ability to continue as a going concern within one year after the date the financial statements were issued. The Company has obtained extended payment terms from its suppliers and offered discounts for prepayments from its customers. In addition, the Company has engaged a placement agent for a proposed public offering (Note 9) and expects to raise funds in the next twelve months.